Business Segments - Schedule of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Interest income	$ 114,092	$ 108,512	$ 108,177	$ 106,416	$ 114,779	$ 111,951	$ 109,283	$ 109,187	$ 437,197	$ 445,200	$ 420,327
Interest expense	10,654	11,060	11,695	13,545	14,789	15,225	16,111	17,326	46,953	63,450	82,069
Net interest income	103,438	97,452	96,482	92,871	99,990	96,726	93,172	91,861	390,244	381,750	338,258
Provision for loan losses	(4,700)	(2,014)	(1,807)	3,377	(4,866)	(4,053)	(8,895)	(2,857)	5,145	20,671	25,867
Mortgage income									64,197	78,053	45,177
Title income									20,526	20,987	18,048
Other non-interest income	38,696	43,250	42,546	42,132	50,358	46,512	40,793	34,560
Other non-interest expenses									25,633	21,894	23,802
Income (loss) before income taxes expenses	34,779	30,549	19,803	(4,159)	32,037	29,378	16,949	26,527	80,972	104,891	70,519
Income tax provision (benefit)	(9,175)	(7,357)	(4,213)	4,876	(8,829)	(8,144)	(4,389)	(7,134)	15,869	28,496	16,981
Net income (loss)	25,604	23,192	15,590	717	23,208	21,234	12,560	19,393	65,103	76,395	53,538
Total assets	13,365,550				13,129,678				13,365,550	13,129,678
Total deposits	10,737,000				10,748,277				10,737,000	10,748,277
Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest income									437,197	445,200	420,327
Interest expense									46,953	63,450	82,069
Net interest income									390,244	381,750	338,258
Provision for loan losses									5,145	20,671	25,867
Mortgage income									64,197	78,053	45,177
Title income									20,526	20,987	18,048
Other non-interest income									84,235	76,957	68,634
Core deposit intangible amortization									4,499	4,900	4,961
Allocated expenses
Other non-interest expenses									468,586	427,285	368,770
Income (loss) before income taxes expenses									80,972	104,891	70,519
Income tax provision (benefit)									15,869	28,496	16,981
Net income (loss)									65,103	76,395	53,538
Total loans and loans held for sale	9,620,461				8,766,055				9,620,461	8,766,055	7,541,050
Total assets	13,365,550				13,129,678				13,365,550	13,129,678	11,757,928
Total deposits	10,737,000				10,748,277				10,737,000	10,748,277	9,289,013
Average assets									13,003,988	12,096,972	10,890,190
Operating Segments [Member] | Iberiabank [Member]
Segment Reporting Information [Line Items]
Interest income									431,418	439,245	416,118
Interest expense									45,150	61,349	80,861
Net interest income									386,268	377,896	335,257
Provision for loan losses									5,123	20,550	25,706
Mortgage income									2	6	(114)
Title income
Other non-interest income									84,243	76,967	68,631
Core deposit intangible amortization									4,499	4,900	4,961
Allocated expenses									7,453	3,282	(2,649)
Other non-interest expenses									402,170	361,428	315,406
Income (loss) before income taxes expenses									66,174	71,273	60,350
Income tax provision (benefit)									10,035	15,192	12,921
Net income (loss)									56,139	56,081	47,429
Total loans and loans held for sale	9,472,908				8,485,363				9,472,908	8,485,363	7,377,540
Total assets	13,168,162				12,796,811				13,168,162	12,796,811	11,550,594
Total deposits	10,735,030				10,745,528				10,735,030	10,745,528	9,287,929
Average assets									12,795,123	11,879,761	10,756,795
Operating Segments [Member] | IMC [Member]
Segment Reporting Information [Line Items]
Interest income									5,747	5,858	3,917
Interest expense									1,803	2,101	808
Net interest income									3,944	3,757	3,109
Provision for loan losses									22	121	161
Mortgage income									64,195	78,047	45,291
Title income
Other non-interest income									(10)	(10)	3
Core deposit intangible amortization
Allocated expenses									(5,471)	(2,340)	1,747
Other non-interest expenses									49,723	49,084	36,320
Income (loss) before income taxes expenses									12,967	30,249	10,175
Income tax provision (benefit)									5,093	11,871	3,993
Net income (loss)									7,874	18,378	6,182
Total loans and loans held for sale	147,553				280,692				147,553	280,692	163,510
Total assets	173,131				308,152				173,131	308,152	181,261
Total deposits	2,970				2,749				2,970	2,749	1,079
Average assets									183,513	194,832	106,773
Operating Segments [Member] | Lenders [Member]
Segment Reporting Information [Line Items]
Interest income									32	97	292
Interest expense											400
Net interest income									32	97	(108)
Provision for loan losses
Mortgage income
Title income									20,526	20,987	18,048
Other non-interest income									2
Core deposit intangible amortization
Allocated expenses									(2,036)	(942)	902
Other non-interest expenses									16,693	16,773	17,044
Income (loss) before income taxes expenses									1,831	3,369	(6)
Income tax provision (benefit)									741	1,433	67
Net income (loss)									1,090	1,936	(73)
Total loans and loans held for sale
Total assets	24,257				24,715				24,257	24,715	26,073
Total deposits	(1,000)								(1,000)		5
Average assets									$ 25,352	$ 22,379	$ 26,622